14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Issuance of common shares for mineral property acquisitions	540,000	740,000
Value of shares issued for mineral property acquisitions	$ 378,776	$ 1,701,357
Loan advance from OTLLC	$ 731,101	$ 1,882,695